OTHER BORROWINGS	12 Months Ended
Dec. 31, 2024
Other Borrowings
OTHER BORROWINGS

NOTE 11 – OTHER BORROWINGS

Other borrowings consist of the following:

Facility agreement entered date	Provider	Facilities	Interest rate	Utilized as of December 31,
				2024	2023
March 8, 2022	JS Alternatives JV Fund (“JS”)	Loan	15% p.a.	$—	$448,250
April 20, 2022	JS	Loan	15% p.a.	—	192,107
April 28, 2024	CJI Holdings Limited	Loan	36% p.a.	321,936	—
			Total:	$321,936	$640,357

Classifying as:
Current portion	$321,936	$432,241
Non-current portion	—	208,116
	$321,936	$640,357

The borrowings were primarily obtained for general working capital.

VS MEDIA HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(Stated in US Dollars, except for number of shares)

On April 28, 2024, the Company obtained a short-term loan from a finance company in Hong Kong, which bears interest at a fixed rate of 36% per annum, is repayable in May 2025 and guaranteed by the director of the Company.

The borrowings from JS carried interest at a rate of 15% per annum and repayable by 4 equal consecutive instalments, commencing in September 2024 after the extension of loan period granted by the provider. The Company settled all the outstanding balances in December 2024.

Interest expenses on the borrowings totaled $269,729, $140,505, and $74,106 during the years ended December 31, 2024, 2023 and 2022.